Pioneer Diversified High Income Fund, Inc.
Schedule of Investments  |  January 31, 2023

Ticker Symbol: HNW

Schedule of Investments  |  1/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 138.6%
	Senior Secured Floating Rate Loan Interests — 4.8% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
125,000(b)	LSF11 A5 Holdco LLC, Incremental Term Loan B, 10/15/28	$ 122,187
	Total Chemicals-Diversified	$122,187
	Consumer Products — 0.2%
341,688	Instant Brands Holdings, Inc., Initial Loan, 9.735% (LIBOR + 500 bps), 4/12/28	$ 203,731
	Total Consumer Products	$203,731
	Dialysis Centers — 0.3%
483,750	US Renal Care, Inc., Initial Term Loan, 9.57% (LIBOR + 500 bps), 6/26/26	$ 298,640
	Total Dialysis Centers	$298,640
	Electronic Composition — 0.1%
123,039	Natel Engineering Co., Inc., Initial Term Loan, 10.42% (LIBOR + 625 bps), 4/30/26	$ 110,735
	Total Electronic Composition	$110,735
	Investment Companies — 0.7%
726,144	Diebold Nixdorf Holding Germany GmbH, Term Loan, 11.061% (Term SOFR + 650 bps), 7/15/25	$ 749,744
	Total Investment Companies	$749,744
	Medical Labs & Testing Services — 0.1%
24,422	Envision Healthcare Corp., First Out Term Loan, 12.605% (Term SOFR + 788 bps), 3/31/27	$ 21,918
85,009	Envision Healthcare Corp., Second Out Term Loan, 8.83% (Term SOFR + 425 bps), 3/31/27	34,429
208,140	Envision Healthcare Corp., Third Out Term Loan, 8.33% (Term SOFR + 375 bps), 3/31/27	53,076
	Total Medical Labs & Testing Services	$109,423
	Oil-Field Services — 1.9%
1,869,806	ProFrac Holdings II LLC, Term Loan, 12.099% (Term SOFR + 725 bps), 3/4/25	$ 1,935,250
	Total Oil-Field Services	$1,935,250
	Physical Practice Management — 0.3%
321,210	Team Health Holdings, Inc., Extended Term Loan, 9.811% (Term SOFR + 525 bps), 3/2/27	$ 268,211
	Total Physical Practice Management	$268,211
1Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Recreational Centers — 0.2%
191,703	Fitness International LLC, Term B Loan, 8.076% (Term SOFR + 325 bps), 4/18/25	$ 181,074
	Total Recreational Centers	$181,074
	Telecom Services — 0.9%
1,022,438	Patagonia Holdco LLC, Amendment No.1 Term Loan, 9.96% (Term SOFR + 575 bps), 8/1/29	$ 863,960
	Total Telecom Services	$863,960
	Total Senior Secured Floating Rate Loan Interests (Cost $5,276,918)	$4,842,955

Shares
	Common Stocks — 0.5% of Net Assets
	Airlines — 0.3%
24,166(c)+	Grupo Aeromexico SAB de CV	$ 256,669
	Total Airlines	$256,669
	Household Durables — 0.0%†
89,094(c)	Desarrolladora Homex SAB de CV	$ 123
	Total Household Durables	$123
	Oil, Gas & Consumable Fuels — 0.2%
6(c)	Amplify Energy Corp.	$ 52
218,823(c)	PetroQuest Energy, Inc.	93,000
5,709(c)	Summit Midstream Partners LP	100,592
	Total Oil, Gas & Consumable Fuels	$193,644
	Total Common Stocks (Cost $684,306)	$450,436

Principal Amount USD ($)
	Asset Backed Securities — 3.3% of Net Assets
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 482,352
500,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 9.508% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	438,279
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	878,847
Pioneer Diversified High Income Fund, Inc. |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 13.958% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	$ 933,358
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	627,742
	Total Asset Backed Securities (Cost $3,613,075)	$3,360,578

	Collateralized Mortgage Obligations—2.5% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.31% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 306,751
10,458(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 5.31% (1 Month USD LIBOR + 84 bps), 10/19/45	10,030
100,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.51% (SOFR30A + 620 bps), 11/25/41 (144A)	86,949
200,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.11% (SOFR30A + 780 bps), 11/25/41 (144A)	180,307
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.56% (SOFR30A + 625 bps), 9/25/41 (144A)	370,068
280,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.81% (SOFR30A + 850 bps), 2/25/42 (144A)	254,645
545,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 12.656% (1 Month USD LIBOR + 815 bps), 7/25/49 (144A)	564,167
19,765	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	13,223
500,000(d)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	55,625
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.006% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	682,246
	Total Collateralized Mortgage Obligations (Cost $3,042,172)	$2,524,011

	Commercial Mortgage-Backed Securities—11.1% of Net Assets
1,000,000(d)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388%, 7/15/53 (144A)	$ 844,630
3Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 11.209% (1 Month USD LIBOR + 675 bps), 6/15/38 (144A)	$ 458,814
716,708(a)	BX Trust, Series 2022-PSB, Class F, 11.811% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	719,395
570,966(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 19.269% (1 Month USD LIBOR + 1,490 bps), 11/15/23 (144A)	561,736
288,017(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 17.47% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	288,017
1,000,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 19.58% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	974,172
70,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.06% (SOFR30A + 775 bps), 1/25/51 (144A)	66,200
180,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 11.16% (SOFR30A + 685 bps), 11/25/51 (144A)	158,380
581,118(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	533,992
1,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.292% (1 Month USD LIBOR + 690 bps), 8/25/29	898,187
142,856(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.642% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	127,860
450,893(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.392% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	417,875
1,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	482,835
12,333,286(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	70,870
1,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	5,298
7,677,726(d)(f)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.089%, 7/25/40	318,402
500,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.261%, 4/15/46	419,072
750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.256% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	707,808
Pioneer Diversified High Income Fund, Inc. |  | 1/31/234

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
900,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	$ 711,233
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	181,250
190,616(a)	Slide, Series 2018-FUN, Class E, 7.009% (1 Month USD LIBOR + 255 bps), 6/15/31 (144A)	187,692
253,975(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	198,030
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	769,242
1,660,500(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.596%, 11/15/48 (144A)	1,098,296
	Total Commercial Mortgage-Backed Securities (Cost $12,501,952)	$11,199,286

	Convertible Corporate Bonds — 2.1% of Net Assets
	Airlines — 0.1%
225,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$ 109,575
	Total Airlines	$109,575
	Banks — 0.0%†
IDR812,959,000	PT Bakrie & Brothers Tbk, 2/15/23	$ 7,701
	Total Banks	$7,701
	Chemicals — 1.7%
1,900,000(g)	Hercules LLC, 6.50%, 6/30/29	$ 1,749,596
	Total Chemicals	$1,749,596
	Entertainment — 0.2%
312,000(e)	DraftKings Holdings, Inc., 3/15/28	$ 212,160
	Total Entertainment	$212,160
	Pharmaceuticals — 0.1%
300,000(h)	Tricida, Inc., 3.50%, 5/15/27	$ 42,000
	Total Pharmaceuticals	$42,000
	Total Convertible Corporate Bonds (Cost $2,249,289)	$2,121,032

5Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Corporate Bonds — 89.7% of Net Assets
	Advertising — 1.0%
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 525,675
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	455,141
	Total Advertising	$980,816
	Aerospace & Defense — 0.4%
315,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 342,333
97,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	98,455
	Total Aerospace & Defense	$440,788
	Airlines — 6.4%
500,000	Gol Finance SA, 7.00%, 1/31/25 (144A)	$ 261,100
2,115,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	1,469,925
1,510,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	1,367,602
285,000	Latam Airlines Group SA, 13.375%, 10/15/29 (144A)	307,669
1,409,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,406,915
585,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	599,613
EUR1,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,043,565
	Total Airlines	$6,456,389
	Auto Manufacturers — 0.5%
545,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$ 538,187
	Total Auto Manufacturers	$538,187
	Auto Parts & Equipment — 0.8%
840,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 773,489
	Total Auto Parts & Equipment	$773,489
	Banks — 3.6%
300,000(d)	Banco de Galicia y Buenos Aires SAU, 7.962% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	$ 291,000
1,135,000(d)	Banco GNB Sudameris SA, 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	887,378
685,000(d)(i)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	703,947
247,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	238,980
911,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	866,209
Pioneer Diversified High Income Fund, Inc. |  | 1/31/236

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
350,000(d)(i)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	$ 342,149
225,000(d)(i)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	212,399
200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	64,288
865,000(d)(i)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	24,328
	Total Banks	$3,630,678
	Biotechnology — 0.3%
EUR345,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 337,129
	Total Biotechnology	$337,129
	Building Materials — 0.5%
199,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	$ 196,015
375,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	335,625
	Total Building Materials	$531,640
	Chemicals — 2.3%
425,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 314,755
425,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	348,753
EUR420,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	386,971
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	331,599
379,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	350,575
280,000	Olin Corp., 9.50%, 6/1/25 (144A)	298,093
336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	315,930
	Total Chemicals	$2,346,676
	Commercial Services — 5.8%
245,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 235,874
585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	558,675
1,384,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	750,128
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	394,813
958,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	946,110
625,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	607,518
410,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	312,625
935,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	886,754
7Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
MXN3,375,000	Red de Carreteras de Occidente SAB de CV, 9.00%, 6/10/28 (144A)	$ 167,371
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	535,944
411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	412,429
	Total Commercial Services	$5,808,241
	Computers — 0.5%
880,113(j)	Diebold Nixdorf, Inc., 8.50% (8.50% PIK or 12.50% PIK or 8.50% Cash), 10/15/26 (144A)	$ 448,858
82,400	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	54,173
	Total Computers	$503,031
	Diversified Financial Services — 7.4%
1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 975,000
380,624(j)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	325,433
1,110,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	1,020,921
275,000(h)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	22,861
530,000	Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 7/19/24 (144A)	348,627
EUR235,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	194,165
GBP400,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	373,554
1,112,739(j)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,015,468
EUR840,000	Intrum AB, 9.25%, 3/15/28 (144A)	940,602
355,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	323,858
1,174,000(h)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	46,256
865,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	776,533
465,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	410,083
745,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	722,650
	Total Diversified Financial Services	$7,496,011
	Electric — 0.5%
400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 409,032
Pioneer Diversified High Income Fund, Inc. |  | 1/31/238

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
63,574	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	$ 62,405
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,760
	Total Electric	$478,197
	Electrical Components & Equipments — 0.6%
350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 355,600
245,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	251,046
	Total Electrical Components & Equipments	$606,646
	Energy-Alternate Sources — 0.1%
93,765(j)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 3,844
173,104(j)	SCC Power Plc, 8.00% (4.00% PIK & 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	53,126
	Total Energy-Alternate Sources	$56,970
	Engineering & Construction — 2.0%
200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$ 198,500
1,148,816	Artera Services LLC, 9.033%, 12/4/25 (144A)	982,192
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	187,928
EUR360,000	Promontoria Holding 264 BV, 6.375%, 3/1/27 (144A)	370,005
280,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	264,888
	Total Engineering & Construction	$2,003,513
	Entertainment — 1.6%
EUR325,000	Lottomatica S.p.A./Roma, 9.75%, 9/30/27 (144A)	$ 373,642
700,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	665,000
295,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	292,048
295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	295,782
	Total Entertainment	$1,626,472
	Environmental Control — 0.4%
367,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 397,736
	Total Environmental Control	$397,736
9Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Food — 1.5%
555,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 414,652
1,310,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	1,052,912
	Total Food	$1,467,564
	Forest Products & Paper — 1.1%
1,175,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	$ 1,123,488
	Total Forest Products & Paper	$1,123,488
	Healthcare-Products — 0.2%
239,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 237,736
	Total Healthcare-Products	$237,736
	Healthcare-Services — 2.9%
445,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 379,841
550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	484,378
357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	313,028
626,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	638,510
765,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	692,019
1,165,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	378,625
	Total Healthcare-Services	$2,886,401
	Home Builders — 0.8%
885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 817,519
	Total Home Builders	$817,519
	Home Furnishings — 0.9%
EUR930,000	International Design Group S.p.A., 6.50%, 11/15/25 (144A)	$ 933,603
	Total Home Furnishings	$933,603
	Insurance — 5.2%
4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 5,242,213
	Total Insurance	$5,242,213
	Iron & Steel — 2.5%
845,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 867,308
200,000	Metinvest BV, 7.75%, 4/23/23 (144A)	164,336
1,345,000	Metinvest BV, 7.75%, 10/17/29 (144A)	657,421
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2310

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
130,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	$ 134,306
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	653,490
	Total Iron & Steel	$2,476,861
	Leisure Time — 2.0%
100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 91,000
EUR130,000	Carnival Corp., 7.625%, 3/1/26 (144A)	127,253
135,000	Carnival Corp., 10.50%, 2/1/26 (144A)	141,198
120,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	129,600
400,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	345,992
170,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	138,125
178,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	191,133
595,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	631,411
245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	223,036
	Total Leisure Time	$2,018,748
	Media — 1.7%
400,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$ 337,500
1,660,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,423,450
	Total Media	$1,760,950
	Metal Fabricate/Hardware — 0.3%
385,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 282,881
	Total Metal Fabricate/Hardware	$282,881
	Mining — 1.2%
883,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	$ 809,170
400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	387,750
	Total Mining	$1,196,920
	Oil & Gas — 15.3%
1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 1,154,200
1,685,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,743,621
294,000	Cenovus Energy, Inc., 6.75%, 11/15/39	322,047
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,413,058
383,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	361,552
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	360,410
11Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,309,271	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	$ 1,142,059
605,000	Murphy Oil Corp., 6.375%, 7/15/28	598,326
140,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	140,182
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	490,903
603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	595,463
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	782,503
695,000	Permian Resources Operating LLC, 7.75%, 2/15/26 (144A)	694,583
674,000	Petroleos Mexicanos, 6.70%, 2/16/32	559,464
271,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	261,038
395,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	373,275
480,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	481,200
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	742,481
860,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	733,150
120,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	124,526
785,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	677,063
805,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	742,612
1,195,000	YPF SA, 6.95%, 7/21/27 (144A)	951,574
	Total Oil & Gas	$15,445,290
	Oil & Gas Services — 1.1%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 510,580
630,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	641,668
	Total Oil & Gas Services	$1,152,248
	Packaging & Containers — 0.5%
EUR425,000	Fiber Bidco S.p.A., 11.00%, 10/25/27 (144A)	$ 500,360
	Total Packaging & Containers	$500,360
	Pharmaceuticals — 1.5%
234,000(h)	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	$ 35,685
790,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	643,228
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2312

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
381,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 298,136
493,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	486,423
	Total Pharmaceuticals	$1,463,472
	Pipelines — 6.2%
815,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 767,111
230,000	DCP Midstream Operating LP, 5.60%, 4/1/44	229,834
555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	541,125
510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	467,793
450,000(a)	Energy Transfer LP, 7.831% (3 Month USD LIBOR + 302 bps), 11/1/66	362,391
915,000(d)(i)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	835,852
118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	92,765
145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	120,617
344,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	288,131
365,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	360,328
197,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	189,145
845,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	831,269
1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,198,588
	Total Pipelines	$6,284,949
	REITs — 1.0%
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 589,930
386,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	380,951
10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	6,950
	Total REITs	$977,831
	Retail — 0.9%
575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 556,312
389,000	Staples, Inc., 7.50%, 4/15/26 (144A)	345,646
	Total Retail	$901,958
13Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Software — 0.4%
505,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 418,399
	Total Software	$418,399
	Telecommunications — 4.5%
695,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 468,924
607,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	521,261
200,000	Altice France SA, 8.125%, 2/1/27 (144A)	187,488
58,926(j)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 13.00% (7.00% PIK or 6.00% Cash), 12/31/25 (144A)	29,219
750,000	Digicel, Ltd., 6.75%, 3/1/23	281,250
836,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	776,435
850,000	Sprint LLC, 7.625%, 3/1/26	899,017
850,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	719,432
875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	708,339
	Total Telecommunications	$4,591,365
	Transportation — 3.0%
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 903,391
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	627,689
400,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	291,800
575,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	542,869
965,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	675,500
	Total Transportation	$3,041,249
	Trucking & Leasing — 0.3%
325,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 334,112
	Total Trucking & Leasing	$334,112
	Total Corporate Bonds (Cost $99,899,678)	$90,568,726

Shares
	Preferred Stock — 0.6% of Net Assets
	Capital Markets — 0.0%†
1,322	B Riley Financial, Inc., 6.75%, 5/31/24	$ 32,825
	Total Capital Markets	$32,825
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2314

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Shares		Value
	Diversified Financial Services — 0.5%
500(d)(i)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$ 485,000
	Total Diversified Financial Services	$485,000
	Internet — 0.1%
50,188	MYT Holding LLC, 10.00%, 6/6/29	$ 35,759
	Total Internet	$35,759
	Total Preferred Stock (Cost $624,106)	$553,584

	Right/Warrant — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
GBP6,475(c)	Avation Plc, 1/1/59	$ 3,113
	Total Aerospace & Defense	$3,113
	Total Right/Warrant (Cost $—)	$3,113

Principal Amount USD ($)
	Insurance-Linked Securities — 18.2% of Net Assets#
	Event Linked Bonds — 6.5%
	Inland Flood – U.S. — 0.5%
250,000(a)	FloodSmart Re, 15.879%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 232,500
250,000(a)	FloodSmart Re, 18.194%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	230,125
		$462,625
	Multiperil – U.S. — 1.9%
400,000(a)	Caelus Re V, 4.674%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 32,000
250,000(a)	Caelus Re V, 4.714%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	25
250,000(a)	Four Lakes Re, 11.914%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	228,850
250,000(a)	Four Lakes Re, 14.774%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	210,000
500,000(a)	Matterhorn Re, 12.073%, (SOFR + 775 bps), 3/24/25 (144A)	431,750
500,000(a)	Residential Reinsurance 2021, 16.539%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	447,500
15Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
375,000(a)	Residential Reinsurance 2022, 11.629%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	$ 372,037
250,000(a)	Residential Reinsurance Re 2019, 17.019%, (3 Month U.S. Treasury Bill + 1,239 bps), 12/6/23 (144A)	236,725
		$1,958,887
	Multiperil – U.S. & Canada — 2.4%
250,000(a)	Hypatia, 11.948%, (3 Month U.S. Treasury Bill + 733 bps), 6/7/23 (144A)	$ 242,250
750,000(a)	Hypatia, 14.898%, (3 Month U.S. Treasury Bill + 1,028 bps), 6/7/23 (144A)	719,100
250,000(a)	Kilimanjaro III Re, 16.989%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	202,500
250,000(a)	Kilimanjaro III Re, 16.989%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	191,875
250,000(a)	Matterhorn Re, 10.024%, (SOFR + 575 bps), 12/8/25 (144A)	202,625
250,000(a)	Mona Lisa Re, 17.114%, (3 Month U.S. Treasury Bill + 1250 bps), 1/8/26 (144A)	249,750
250,000(a)	Mystic Re IV, 10.439%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	227,650
500,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	397,500
		$2,433,250
	Pandemic – U.S — 0.2%
250,000(a)	Vitality Re XI, 6.423%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 242,500
	Windstorm – Florida — 0.2%
250,000(a)	Integrity Re, 11.614%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 212,500
	Windstorm - Mexico — 0.2%
250,000(a)	International Bank for Reconstruction & Development, 8.707%, (SOFRINDX + 440 bps), 12/29/23 (144A)	$ 241,325
	Windstorm - North Carolina — 0.5%
250,000(a)	Cape Lookout Re, 7.834%, (1 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$ 235,500
250,000(a)	Cape Lookout Re, 9.614%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	232,850
		$468,350
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2316

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
Windstorm - Texas — 0.3%
250,000(a)	Alamo Re II, 10.149%, (1 Month U.S. Treasury Bill + 552 bps), 6/8/23 (144A)	$ 249,500
Windstorm – U.S. — 0.3%
250,000(a)	Bonanza Re, 12.873%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	$ 249,750
	Total Event Linked Bonds	$6,518,687
Face Amount USD ($)
	Collateralized Reinsurance — 3.8%
	Multiperil – Massachusetts — 0.2%
250,000(c)(k)+	Portsalon Re 2022, 5/31/28	$ 229,230
	Multiperil – U.S. — 0.7%
250,000(c)(k)+	Ballybunion Re 2020, 2/28/23	$ 28,244
100,000(c)(k)+	Ballybunion Re 2021-3, 7/31/25	4,472
264,839(c)(k)+	Ballybunion Re 2022, 12/31/27	269,434
250,000(c)(k)+	Ballybunion Re 2022-2, 5/31/28	253,877
97,898(c)(k)+	Ballybunion Re 2022-3, 6/30/28	100,240
		$656,267
	Multiperil – Worldwide — 2.2%
250,000(k)+	Amaranth Re 2023, 12/31/28	$ 212,458
250,000(c)(k)+	Celadon Re 2022, 3/31/28	244,067
650,000(c)(k)+	Cypress Re 2017, 1/31/24	65
462,683(c)(k)+	Dartmouth Re 2018, 1/31/24	82,739
100,000(c)(k)+	Dartmouth Re 2021, 12/31/24	56,920
250,000(c)(k)+	Gamboge Re 2022, 3/31/28	246,035
27,000(c)(k)+	Limestone Re 2019-2, 3/1/23 (144A)	—
500,000(k)+	Merion Re 2023-1, 12/31/28	449,255
250,000(c)(k)+	Old Head Re 2022, 12/31/27	125,000
250,000(k)+	Old Head Re 2023, 12/31/28	175,882
250,000(k)+	Porthcawl Re 2023, 12/31/28	201,681
700,000(c)(k)+	Resilience Re, 5/1/23	—
250,000(c)(k)+	Walton Health Re 2019, 6/30/23	135,667
250,000(c)(k)+	Walton Health Re 2022, 12/15/27	236,399
		$2,166,168
17Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Face Amount USD ($)		Value
	Windstorm – Florida — 0.5%
383,000(c)(k)+	Isosceles Re 2022, 5/31/28	$ 382,540
750,000(c)(k)+	Portrush Re 2017, 6/15/23	159,525
		$542,065
	Windstorm – U.S. Regional — 0.2%
1,015,734(c)(k)+	Oakmont Re 2020, 4/30/24	$ —
750,000(c)(k)+	Oakmont Re 2022, 4/1/28	235,879
		$235,879
	Total Collateralized Reinsurance	$3,829,609
	Reinsurance Sidecars — 7.9%
	Multiperil – U.S. — 0.3%
250,000(c)(k)+	Carnoustie Re 2020, 12/31/23	$ 33,900
231,715(c)(k)+	Carnoustie Re 2021, 12/31/24	10,983
223,952(c)(k)+	Carnoustie Re 2022, 12/31/27	237,286
1,000,000(c)(l)+	Harambee Re 2018, 12/31/24	—
1,000,000(l)+	Harambee Re 2019, 12/31/24	900
500,000(l)+	Harambee Re 2020, 12/31/23	6,950
		$290,019
	Multiperil – U.S. Regional — 0.0%†
250,000(c)(k)+	Brotherhood Re, 1/31/24	$ —
	Multiperil – Worldwide — 7.6%
3,037(l)+	Alturas Re 2019-2, 3/10/23	$ 914
24,550(l)+	Alturas Re 2019-3, 9/12/23	307
60,078(l)+	Alturas Re 2020-2, 3/10/23	8,777
225,450(l)+	Alturas Re 2020-3, 9/30/24	—
439,922(c)(l)+	Alturas Re 2021-2, 12/31/24	—
213,682(c)(l)+	Alturas Re 2021-3, 7/31/25	45,215
351,092(c)(l)+	Alturas Re 2022-2, 12/31/27	329,219
492,000(c)(k)+	Bantry Re 2019, 12/31/24	8,373
500,000(c)(k)+	Bantry Re 2021, 12/31/24	44,696
417,157(c)(k)+	Bantry Re 2022, 12/31/27	48,749
386,213(k)+	Bantry Re 2023, 12/31/28	389,152
1,579,039(c)(k)+	Berwick Re 2018-1, 12/31/24	122,060
1,128,124(c)(k)+	Berwick Re 2019-1, 12/31/24	179,936
993,323(c)(k)+	Berwick Re 2020-1, 12/31/23	99
750,000(c)(k)+	Berwick Re 2022, 12/31/27	751,050
7,125(c)(k)+	Eden Re II, 3/22/23 (144A)	6,011
70,000(c)(k)+	Eden Re II, 3/22/24 (144A)	27,020
63,268(c)(k)+	Eden Re II, 3/21/25 (144A)	35,936
80,000(c)(k)+	Eden Re II, 3/20/26 (144A)	52,080
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2318

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
300,000(k)+	Eden Re II, 3/19/27 (144A)	$ 300,000
250,000(c)(k)+	Gleneagles Re 2018, 12/31/24	27,592
250,000(c)(k)+	Gleneagles Re 2021, 12/31/24	55,572
250,000(c)(k)+	Gleneagles Re 2022, 12/31/27	257,813
1,059,157(c)(k)+	Gullane Re 2018, 12/31/24	50,018
1,000,000(k)+	Gullane Re 2023, 12/31/28	1,008,819
250,000(c)(l)+	Lion Rock Re 2020, 1/31/24	—
250,000(c)(l)+	Lion Rock Re 2021, 12/31/24	52,325
498,977(c)(l)+	Lorenz Re 2019, 6/30/23	898
500,000(c)(k)+	Merion Re 2018-2, 12/31/24	75,700
500,000(c)(k)+	Merion Re 2021-2, 12/31/24	98,250
363,953(c)(k)+	Merion Re 2022-2, 12/31/27	345,068
735,313(c)(k)+	Pangaea Re 2019-3, 7/1/23	26,450
746,905(c)(k)+	Pangaea Re 2022-1, 12/31/27	24,815
250,000(c)(k)+	Pangaea Re 2022-3, 5/31/28	258,750
750,000(k)+	Pangaea Re 2023-1, 12/31/28	758,566
250,000(k)+	Phoenix 3 Re 2023-3, 1/4/29	250,000
200,000(k)+	Sector Re V, 3/1/24 (144A)	97,070
25,000(k)+	Sector Re V, 12/1/24 (144A)	41,720
15,000(k)+	Sector Re V, 12/1/26 (144A)	67,138
4,500(k)+	Sector Re V, 12/1/26 (144A)	20,129
500,000(k)+	Sector Re V, 12/1/27 (144A)	514,687
515,671(k)+	Sussex Re 2020-1, 12/31/24	774
250,000(k)+	Sussex Re 2021-1, 12/31/24	22,700
500,000(c)(k)+	Sussex Re 2022, 12/31/27	172,500
313,499(l)+	Thopas Re 2019, 12/31/24	533
300,000(c)(l)+	Thopas Re 2020, 12/31/23	—
250,000(l)+	Thopas Re 2021, 12/31/24	4,025
250,000(c)(l)+	Thopas Re 2022, 12/31/27	270,175
375,860(l)+	Torricelli Re 2021, 7/31/25	21,123
500,000(c)(l)+	Torricelli Re 2022, 6/30/28	503,100
500,000(k)+	Versutus Re 2018, 12/31/24	800
441,274(k)+	Versutus Re 2019-A, 12/31/24	—
58,727(k)+	Versutus Re 2019-B, 12/31/24	—
500,000(c)(l)+	Viribus Re 2018, 12/31/24	—
212,306(l)+	Viribus Re 2019, 12/31/24	1,507
240,783(c)(l)+	Viribus Re 2020, 12/31/23	10,595
221,888(c)(l)+	Viribus Re 2022, 12/31/27	226,326
507,289(c)(k)+	Woburn Re 2018, 12/31/24	16,157
499,829(c)(k)+	Woburn Re 2019, 12/31/24	95,028
		$7,726,317
19Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
	Total Reinsurance Sidecars	$8,016,336
	Industry Loss Warranties — 0.0%†
	Windstorm – U.S. — 0.0%†
250,000(c)(k)+	Ballylifin Re 2022, 5/31/28	$ 1,150
	Total Industry Loss Warranties	$1,150
	Total Insurance-Linked Securities (Cost $20,403,094)	$18,365,782

Principal Amount USD ($)
	Foreign Government Bonds — 1.8% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 423,584
	Total Angola	$423,584
	Ghana — 0.3%
320,000(h)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 117,408
500,000(h)	Ghana Government International Bond, 8.627%, 6/16/49	178,750
	Total Ghana	$296,158
	Mexico — 0.9%
MXN18,385,500	Mexican Bonos, 8.000%, 12/7/23	$ 954,644
	Total Mexico	$954,644
	Ukraine — 0.2%
750,000	Ukraine Government International Bond, 8.994%, 2/1/26 (144A)	$ 169,041
	Total Ukraine	$169,041
	Total Foreign Government Bonds (Cost $2,990,159)	$1,843,427

Pioneer Diversified High Income Fund, Inc. |  | 1/31/2320

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 4.0% of Net Assets
	Open-End Fund — 4.0%
4,018,242(m)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 4,018,242
		$4,018,242
	TOTAL SHORT TERM INVESTMENTS (Cost $4,018,242)	$4,018,242
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
1,350,000	Put EUR Call USD	Goldman Sachs & Co.	EUR 28,531	EUR 1.02	11/28/23	$10,942
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 28,531)					$10,942

	TOTAL OPTIONS PURCHASED (Premiums paid $ 28,531)					$10,942

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 138.6% (Cost $155,331,522)					$139,862,114
	Over The Counter (OTC) Currency Call Option Written — (0.1%)
1,350,000	Call EUR Put USD	Citibank NA	EUR 28,531	EUR 1.10	11/28/23	$(44,340)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(28,531))					$(44,340)

	OTHER ASSETS AND LIABILITIES — (38.5)%					$(38,888,324)
	net assets — 100.0%					$100,929,450

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
21Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $104,534,333, or 103.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
(b)	This term loan will settle after January 31, 2023, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2023.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is priced as a unit.
(h)	Security is in default.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re II	5/29/2020	$250,000	$249,500
Alturas Re 2019-2	12/19/2018	3,037	914
Alturas Re 2019-3	6/26/2019	24,550	307
Alturas Re 2020-2	1/1/2020	60,078	8,777
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-2	2/16/2021	22,989	—
Alturas Re 2021-3	8/16/2021	72,797	45,215
Alturas Re 2022-2	1/18/2022	351,092	329,219
Amaranth Re 2023	1/27/2023	208,962	212,458
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2322

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Ballybunion Re 2020	12/31/2019	$17,156	$28,244
Ballybunion Re 2021-3	8/2/2021	2,102	4,472
Ballybunion Re 2022	3/9/2022	264,839	269,434
Ballybunion Re 2022-2	8/9/2022	250,000	253,877
Ballybunion Re 2022-3	8/9/2022	97,898	100,240
Ballylifin Re 2022	7/15/2022	203,625	1,150
Bantry Re 2019	2/1/2019	—	8,373
Bantry Re 2021	1/11/2021	51,839	44,696
Bantry Re 2022	2/2/2022	30,944	48,749
Bantry Re 2023	1/12/2023	386,213	389,152
Berwick Re 2018-1	1/10/2018	230,646	122,060
Berwick Re 2019-1	12/31/2018	134,801	179,936
Berwick Re 2020-1	9/24/2020	—	99
Berwick Re 2022	12/31/2021	750,000	751,050
Bonanza Re	1/6/2023	250,000	249,750
Brotherhood Re	1/22/2018	40,341	—
Caelus Re V	4/27/2017	400,000	32,000
Caelus Re V	5/4/2018	250,000	25
Cape Lookout Re	3/9/2021	250,000	235,500
Cape Lookout Re	3/16/2022	250,000	232,850
Carnoustie Re 2020	7/16/2020	11,377	33,900
Carnoustie Re 2021	1/25/2021	7,764	10,983
Carnoustie Re 2022	1/20/2022	223,952	237,286
Celadon Re 2022	9/13/2022	212,650	244,067
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	173,152	82,739
Dartmouth Re 2021	1/19/2021	37,395	56,920
Eden Re II	1/22/2019	835	6,011
Eden Re II	12/23/2019	57,847	27,020
Eden Re II	1/25/2021	63,268	35,936
Eden Re II	1/21/2022	80,000	52,080
Eden Re II	1/17/2023	300,000	300,000
FloodSmart Re	2/8/2022	248,173	230,125
FloodSmart Re	2/14/2022	250,000	232,500
Four Lakes Re	11/5/2020	250,000	228,850
Four Lakes Re	11/5/2020	250,000	210,000
Gamboge Re 2022	4/11/2022	224,823	246,035
Gleneagles Re 2018	1/11/2018	18,085	27,592
Gleneagles Re 2021	1/13/2021	60,146	55,572
Gleneagles Re 2022	1/18/2022	250,000	257,813
Gullane Re 2018	3/26/2018	—	50,018
Gullane Re 2023	1/10/2023	1,000,000	1,008,819
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	12/20/2018	—	900
23Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

Restricted Securities	Acquisition date	Cost	Value
Harambee Re 2020	2/27/2020	$—	$6,950
Hypatia	7/10/2020	755,567	719,100
Hypatia	4/9/2021	252,015	242,250
Integrity Re	5/9/2022	250,000	212,500
International Bank for Reconstruction & Development	7/19/2021	250,000	241,325
Isosceles Re 2022	8/11/2022	358,351	382,540
Kilimanjaro III Re	4/8/2021	250,000	202,500
Kilimanjaro III Re	4/8/2021	250,000	191,875
Limestone Re 2019-2	6/20/2018	230	—
Lion Rock Re 2020	12/30/2019	—	—
Lion Rock Re 2021	3/1/2021	107,115	52,325
Lorenz Re 2019	6/26/2019	109,428	898
Matterhorn Re	12/15/2021	250,000	202,625
Matterhorn Re	3/10/2022	500,000	431,750
Merion Re 2018-2	12/28/2017	20,576	75,700
Merion Re 2021-2	12/28/2020	136,047	98,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Merion Re 2023-1	1/11/2023	441,808	449,255
Mona Lisa Re	12/30/2022	250,000	249,750
Mystic Re IV	6/9/2021	500,000	397,500
Mystic Re IV	10/26/2021	248,977	227,650
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	172,533	235,879
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2023	1/11/2023	168,991	175,882
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Pangaea Re 2022-1	1/11/2022	—	24,815
Pangaea Re 2022-3	6/15/2022	250,000	258,750
Pangaea Re 2023-1	1/23/2023	750,000	758,566
Phoenix 3 Re 2023-3	12/21/2020	250,000	250,000
Porthcawl Re 2023	1/23/2023	197,811	201,681
Portrush Re 2017	6/12/2017	575,239	159,525
Portsalon Re 2022	7/15/2022	202,158	229,230
Residential Reinsurance 2021	10/28/2021	500,000	447,500
Residential Reinsurance 2022	11/22/2022	375,000	372,037
Residential Reinsurance Re 2019	11/5/2019	250,000	236,725
Resilience Re	2/8/2017	339	—
Sector Re V	4/23/2019	136,505	97,070
Sector Re V	12/4/2019	723	41,720
Sector Re V	12/6/2021	15,000	67,138
Sector Re V	1/5/2022	4,500	20,129
Sector Re V	12/30/2022	500,000	514,687
Sussex Re 2020-1	1/21/2020	—	774
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2324

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sussex Re 2021-1	1/26/2021	$21,702	$22,700
Sussex Re 2022	1/5/2022	150,000	172,500
Thopas Re 2019	2/13/2019	—	533
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	1/22/2021	—	4,025
Thopas Re 2022	2/15/2022	250,000	270,175
Torricelli Re 2021	7/2/2021	—	21,123
Torricelli Re 2022	7/26/2022	500,000	503,100
Versutus Re 2018	12/20/2017	—	800
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	10,559	—
Viribus Re 2019	3/25/2019	—	1,507
Viribus Re 2020	3/12/2020	24,541	10,595
Viribus Re 2022	4/18/2022	221,888	226,326
Vitality Re XI	1/23/2020	250,000	242,500
Walton Health Re 2019	7/18/2019	79,818	135,667
Walton Health Re 2022	7/13/2022	208,375	236,399
Woburn Re 2018	3/20/2018	158,440	16,157
Woburn Re 2019	1/30/2019	77,765	95,028
Total Restricted Securities			$18,365,782
% of Net assets			18.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	12,000	USD	14,855	Bank of America NA	3/23/23	$(44)
USD	417,329	GBP	336,000	Brown Brothers Harriman & Co.	3/23/23	2,615
USD	810,394	EUR	752,000	Citibank NA	3/24/23	(9,898)
EUR	3,120,000	USD	3,349,573	State Street Bank & Trust Co.	3/24/23	53,766
USD	490,697	EUR	469,000	State Street Bank & Trust Co.	2/17/23	(19,752)
USD	5,339,000	EUR	4,890,000	State Street Bank & Trust Co.	4/25/23	(4,805)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$21,882
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
25Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

USD	— United States Dollar
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2326

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$4,842,955	$—	$4,842,955
Common Stocks
Airlines	—	—	256,669	256,669
Household Durables	123	—	—	123
Oil, Gas & Consumable Fuels	100,644	93,000	—	193,644
Asset Backed Securities	—	3,360,578	—	3,360,578
Collateralized Mortgage Obligations	—	2,524,011	—	2,524,011
Commercial Mortgage-Backed Securities	—	11,199,286	—	11,199,286
Convertible Corporate Bonds	—	2,121,032	—	2,121,032
Corporate Bonds	—	90,568,726	—	90,568,726
Preferred Stock
Capital Markets	32,825	—	—	32,825
All Other Preferred Stock	—	520,759	—	520,759
Right/Warrant	3,113	—	—	3,113
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	229,230	229,230
Multiperil – U.S.	—	—	656,267	656,267
Multiperil – Worldwide	—	—	2,166,168	2,166,168
Windstorm – Florida	—	—	542,065	542,065
Windstorm – U.S. Regional	—	—	235,879	235,879
Reinsurance Sidecars
Multiperil – U.S.	—	—	290,019	290,019
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	7,726,317	7,726,317
Industry Loss Warranties
Windstorm – U.S.	—	—	1,150	1,150
All Other Insurance-Linked Securities	—	6,518,687	—	6,518,687
Foreign Government Bonds	—	1,843,427	—	1,843,427
Open-End Fund	4,018,242	—	—	4,018,242
Over The Counter (OTC) Currency Put Option Purchased	—	10,942	—	10,942
27Pioneer Diversified High Income Fund, Inc. |  | 1/31/23

	Level 1	Level 2	Level 3	Total
Total Investments in Securities	$4,154,947	$123,603,403	$12,103,764	$139,862,114
Other Financial Instruments
Credit Agreement(a)	$—	$(42,575,000)	$—	$(42,575,000)
Over The Counter (OTC) Currency Call Option Written	—	(44,340)	—	(44,340)
Net unrealized appreciation on forward foreign currency exchange contracts	—	21,882	—	21,882
Total Other Financial Instruments	$—	$(42,597,458)	$—	$(42,597,458)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 4/30/22	$64,395	$13,798,572	$13,862,967
Realized gain (loss)	(48,176)	(371,056)	(419,232)
Changed in unrealized appreciation (depreciation)	(95,737)	(270,660)	(366,397)
Accrued discounts/premiums	—	(3,850,265)	(3,850,265)
Purchases	—	7,842,532	7,842,532
Sales	(58,813)	(5,301,995)	(5,360,808)
Transfers in to Level 3*	395,000	—	395,000
Transfers out of Level 3*	—	(33)	(33)
Balance as of 1/31/23	$ 256,669	$ 11,847,095	$ 12,103,764
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2023 investments having aggregate value of $33 were transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine their value. Investments having aggregate value of $395,000 were transferred from Level 1 to Level 3, due to valuing the security using unobservable inputs, resulting from a decrease in market activity for the securities. There were no other transfers into or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2023:	$ (500,986)
Pioneer Diversified High Income Fund, Inc. |  | 1/31/2328